DEPRECIATION, AMORTIZATION AND IMPAIRMENT (Detail 3) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Goodwill impairment testing	$ 1,126,663	$ 1,145,308
Chile [Member]
Disclosure of geographical areas [line items]
Goodwill impairment testing	904,868	904,868
Colombia [Member]
Disclosure of geographical areas [line items]
Goodwill impairment testing	$ 221,795	$ 240,440